Other Liabilities - Narrative (Details) $ in Millions		1 Months Ended		12 Months Ended		122 Months Ended
	Nov. 08, 2007 USD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of information about consolidated structured entities [line items]
Net gains (losses) on available-for-sale assets				$ 451,000,000	$ 167,000,000
Interest and investment income (loss)				5,407,000,000	5,855,000,000
Maximum borrowing capacity				846,000,000	859,000,000
Interest expense				355,000,000	333,000,000
Borrowed Funds
Disclosure of information about consolidated structured entities [line items]
Interest expense on borrowings				22,000,000	13,000,000
Variable Principal Floating Rate Certificate
Disclosure of information about consolidated structured entities [line items]
Interest expense				28,000,000	64,000,000
Financial liabilities, at fair value				$ 0	$ 1,874,000,000
Variable Principal Floating Rate Certificate | Consolidated structured entities
Disclosure of information about consolidated structured entities [line items]
Proceeds from borrowings	$ 1,000					$ 515
Repayments of borrowings, classified as financing activities		$ 2,020,000,000	$ 1,515
Net gains (losses) on available-for-sale assets		282,000,000
Interest and investment income (loss)		$ (342,000,000)